Income Taxes (Income Taxes Included in The Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for doubtful accounts	$ 81	$ 92
Inventory write-down	267	376
Unearned revenue	275	63
Accrued expenses	441	367
Net operating losses (NOL) and tax credit carryforwards	1,904	4,218
Other temporary differences	138	113
Total gross deferred tax assets	3,106	5,229
Valuation allowance		(496)
Deferred tax asset, net of valuation allowance	3,106	4,733
Deferred tax liabilities:
Property, plant and equipment	(231)	(242)
Undistributed earnings	(509)	(424)
Deferred tax liabilities	(740)	(666)
Net deferred tax assets	$ 2,366	$ 4,067